Impairment testing of goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements in Intangible Assets

An analysis and movement of net book value of goodwill and indefinite life licenses acquired through business combinations, as included in the intangible assets (Note 11), is as follows:

As of December 31, 2015	6,569

Transfer to intangible assets with definite useful life	(101)

As of December 31, 2016	6,468

Transfer to intangible assets with definite useful life	—

As of December 31, 2017	6,468